UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22299

RENN GLOBAL ENTREPRENEURS FUND, INC.
(Exact name of registrant as specified in charter)

8080 N. Central Expressway, Suite 210, Dallas, TX 75206
(Address of principal executive offices) (Zip Code)

Russell Cleveland
8080 N. Central Expressway, Suite 210 LB 59
Dallas, TX 75206
(Name and address of agent for service)

Registrant’s telephone number, including area code: (214) 891-8294

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2013 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value(9)
	U.S. TREASURY NOTES – 7.82% (6)
$1,000,000	U.S. Treasury Note Zero Coupon Maturity 4/25/2013 (5)	$ 999,967	$ 999,937
	Total Unaffiliated U.S. Treasury Notes	999,967	999,937
	CONVERTIBLE BONDS – 2.65% (6)
	Business Services – 1.56%
$569,000	Pipeline Data, Inc. 10% Maturity June 29, 2011 (8)	569,000	199,150

	Crude Petroleum & Natural Gas – 1.09%
$1,000,000	PetroHunter Energy Corporation 8.5% Maturity
	November 5, 2012	1,000,000	140,000

	Semiconductors and Related Devices– 0.00%
$966,666	Dynamic Green Energy Limited 7% Maturity June 10, 2011 (1)(8)	966,666	0
	Total Unaffiliated Convertible Bonds	2,535,666	339,150

	COMMON EQUITIES – 34.66% (3)(6)
	Advertising – 0.92%
100,000	Tiger Media, Inc.	685,598	118,000

	Biological Products (No Diagnostic Substances) – 0.19%
1,335,714	Hemobiotech	1,360,116	24,043

	Business Services, NEC –6.84%
476,667	Global Axcess Corporation	630,834	57,248
51,300	Points International, Ltd.	280,440	817,209

	Crude Petroleum & Natural Gas – 0.09%
808,445	PetroHunter Energy Corporation	101,056	11,318

	Electronic Components & Accessories – 3.10%
200,000	COGO Group, Inc.	836,019	396,000

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2013 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments (continued)

Shares or Principal Amount	Company	Cost	Value(9)
	COMMON EQUITIES (continued)
	Electronic Industrial Apparatus – 2.50%
26,250	Hollysys Automation Technologies Ltd	$ 226,238	$ 319,988

	Pharmaceutical Preparations – 6.72%
200,000	Flamel Technologies	1,148,882	860,000

	Surgical & Medical Instruments & Apparatus– 14.20%
450,000	Bovie Medical	1,146,654	1,815,000

	Wholesale – Electronic Parts & Equipment, NEC – 0.10%
428,647	SinoHub, Inc.	1,038,180	12,859
	Total Unaffiliated Common Equities	$ 7,454,017	4,431,665
	TOTAL UNAFFILIATED INVESTMENTS	$10,989,650	$5,770,752

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$ 1,298,864
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	($6,517,762)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	($5,218,898)
Aggregate Cost of All Unaffiliated Securities for Income Tax Purposes	$ 10,989,650

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2013 (unaudited)

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Value(9)
	CONVERTIBLE PROMISSORY NOTES – 0.60% (2)(6)
	Semiconductors and Related Devices – 0.60%
	Plures Technologies, Inc. 2% Promissory Note Maturity
$112,501	April 25, 2014 (4)(7)	$ 112,501	$ 76,125
	Total Affiliated Convertible Promissory Notes	112,501	76,125
	CONVERTIBLE PREFERRED EQUITIES– 16.41% (2)(3)(6)
	Communications Services – 11.29%
233,229	AnchorFree, Inc. Series A Convertible Preferred (1)	419,812	1,443,357

	Nutraceuticals – 0.03%
37.5	iSatori Inc. Preferred D (12)	75,000	3,498

	Semiconductors and Related Devices – 5.09%
625	Plures Technologies, Inc., Preferred A (4)(7)	500,000	650,865
	Total Affiliated Other Securities	994,812	2,097,720
	COMMON EQUITIES – 34.52% (2)(3)(6)
	Nutraceuticals – 32.52%
1,113,790	iSatori Inc.	9,056,721	4,157,844

	Semiconductors and Related Devices – 2.00%
125,774	Plures Technologies, Inc.(4)(7)	5,751,472	255,322
	Total Affiliated Common Equities	14,808,193	4,413,166
	MISCELLANEOUS SECURITIES – 1.32% (2)(3)(6)
	Communications Services – 0.73%
15,023	AnchorFree, Inc., options to buy (1)(10)	92,971	92,971

	Semiconductors and Related Devices – 0.59%
37,500	Plures Technologies, Inc., warrants to buy (4)(7)(11)	0	75,750
	Total Affiliated Miscellaneous Securities	92,971	168,721

	TOTAL AFFILIATED INVESTMENTS	16,008,477	6,755,732
	TOTAL UNAFFILIATED INVESTMENTS	10,989,650	5,770,752
	TOTAL INVESTMENTS	$26,998,127	$12,526,484
	OTHER ASSETS AND LIABILITIES	0	258,106
	TOTAL NET ASSETS	$26,998,127	$12,784,590

RENN Global Entrepreneurs Fund, Inc.
First Quarter Report
March 31, 2013 (unaudited)

INFORMATION REGARDING RESTRICTED SECURITIES AND CONTROLLED AFFILIATES(2)
	Date(s) Acquired	Cost 12/31/12	Cost 3/31/13	Value(9) 3/31/13	% of Net Assets
AnchorFree, Inc.(1)(3)
Preferred Series A	4/15/11	$ 419,812	$ 419,812	$1,443,357	11.29%
AnchorFree, Inc. (1)(3)(10)
Options to buy @ $0.3971	6/29/12	68,411	92,971	92,971	0.73
Plures Technologies, Inc.(7)
Convertible Promissory Note	10/15/12	112,501	112,501	76,125	0.60
Plures Technologies, Inc.(3)(4)(7)
Preferred A Equity	5/23/11	500,000	500,000	650,865	5.09
Plures Technologies, Inc. (3)(4)(7)	7/1/98 -
Common Equity	4/1/12	5,738,972	5,738,972	255,322	2.00
Plures Technologies, Inc. (3)(4)(7)(11)
Warrants to buy	10/15/12	0	0	75,750	0.59
iSatori Technologies, Inc.
Preferred D Equity(3)(7)(12)	10/13/99	75,000	75,000	3,498	0.03
iSatori Technologies, Inc. (3)(7)(12)	10/2/98 -
Common Equity	12/31/10	9,056,721	9,056,721	4,157,844	32.52
Total Restricted/Controlled
Affiliated Securities		$15,971,417	$15,995,977	$6,755,732	52.85%

(1)	Securities in a privately owned company.
(2)	“Affiliated” generally means that the Fund (and/or affiliated funds) has a director on issuer’s board and/or the Fund owns more than 5% of the issuer’s voting shares.
(3)	Non-Income-Producing.
(4)
Securities exempt from registration under Rule 144A of the Securities Act of 1933 may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2013 the aggregate value of the restricted common securities of Plures Technologies was $254,540 representing 1.99% of net assets.  The restricted common shares were purchased or granted between July 1, 1998 and April 1, 2012.  At March 31, 2013, the value of the restricted preferred securities was $650,865 representing 5.09% of net assets.  The restricted preferred securities were purchased on May 23, 2011.  The Fund owns 385 shares of common stock of Plures Technologies Inc. which are not restricted but these shares would have to be sold under Rule 144.  The remaining shares still bear the restrictive legend and are eligible for sell under Rule 144.  At March 31, 2013 the aggregate value of the unrestricted securities was $782 representing 0.01% of net assets.

(5)	These securities or a portion of these securities are pledged as collateral against the due-to-broker balance (margin loan).
(6)	Percentage is calculated as a percentage of net assets.
(7)	“Controlled” generally means the Fund (and/or affiliated funds) owns 25% or more of the issuer’s shares.
(8)	Security is in default.
(9)	See Fair Value Measurements as set forth on Page 5.
(10)
These options represent the ability to purchase 15,023 common shares of AnchorFree Inc. at $0.3971 per share. These options were issued as compensation for Russell Cleveland’s advisory services to the board of directors.  These options expire three months after Russell Cleveland ceases to be a service provider.

(11)	These warrants represent the ability to purchase 37,500 shares of common stock of Plures Technologies, Inc. at $0.01 per share. These warrants expire October 15, 2016.
(12)
Securities exempt from registration under Rule 144A of the Securities Act of 1933 may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2013 the aggregate value of the restricted common securities of iSatori Inc. was $4,157,844 representing 32.52% of net assets.  The restricted common shares were converted or granted between October 2, 1998 and December 31, 2010.  At March 31, 2013, the value of the restricted preferred securities was $3,498 representing 0.03% of net assets.  The restricted preferred shares were purchased on October 13, 1999.

RENN Global Entrepreneurs Fund, Inc.
First Quarter Report
March 31, 2013 (unaudited)

Fair Value Measurements

Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by RENN Group, subject to the approval of the Fund’s Board of Directors.  The fair values reported are subject to various risks including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities and warrants. These securities may be unregistered and thinly-to-moderately traded.  Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

Restricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

When valuing debt securities the Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral.  Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.  U.S. Treasuries are marked to market.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option).   An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

If there is no independent and objective pricing authority (i.e., a public market) on privately held investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

RENN Global Entrepreneurs Fund, Inc.
First Quarter Report
March 31, 2013 (unaudited)

Fair Value Measurements, continued

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$999,937	$0	$0	$999,937
Convertible Debt	0	140,000	275,275	415,275
Convertible Preferred Equities	0	1,446,855	650,865	2,097,720
Common stock	4,431,665	4,157,844	255,322	8,844,832
Miscellaneous Securities	0	92,971	75,750	168,721
Total Investments	$5,431,602	$5,837,670	$1,257,212	$12,526,484

            See page 1, Schedule of Investments for a breakdown of the valuation by industry type.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Beginning balance – December 31, 2012	$1,562,060
Purchases	0
Realized losses	0
Changes in unrealized gain or loss	(304,846)
Ending Balance - March 31, 2013	$1 ,257,212

Three portfolio companies are being classified as Level 3.  These portfolio companies are being valued at fixed prices because the market data pertaining to these portfolio companies is non-existent or unreliable.

Dynamic Green Energy is a private company with significantly declining revenues. Earnings and shareholders’ equity are negative as of December 31, 2012, the last financial report furnished to the Fund, and key members of management have resigned. Accordingly, the asset has been assigned a value of zero.  It is unlikely, that the Fund will receive funds in a disposition of assets.  The valuation technique used was the cost approach.

Pipeline Data, Inc. (PPDA) debt is being valued at 35% of par based upon a 2011 third party offer. The company has since declared bankruptcy in 2012. The bankruptcy court has approved a sale of the company which would result in the Fund receiving 24% of par. However, significant litigation remains that pertains to the subordination of certain of PPDA’s debt. Therefore, the Fund continues to carry the PPDA debt at 35% of par pending the outcome of the subordination issue.  The valuation technique used was the transaction approach.

Fair Value Measurements, continued

Plures Technologies, Inc. (MANY) trades infrequently.  This has resulted in an unpredictable and unreliable market price based on the low percentage of tradable shares versus the number of shares outstanding.  Thus, as of March 31, 2013, the Fund carried MANY at $2.03 per share based on prices paid for recent private placements.  The valuation technique used was the market approach.

Quantitative Information about Level 3 Fair Value Measurements

Portfolio Company Investment	Value at 3/31/13	Valuation Technique	Unobservable Input	Range		Weighted Average
Convertible Bond	$ 0	Cost	Equity
		Approach	Deficit	$ 0	$33,400,000	$ 0
Convertible Bond	$199,150	Transaction Approach	Recovery percentage	24%	50%	35%
Convertible Promissory Note	$ 76,125	Market Approach	OTC price Private placement Effect of Dilutive Securities	$2.10 $2.50 3%	$2.50 $3.00 19%	$2.44 $2.75 17%
Convertible Preferred Stock	$650,865	Market Approach	OTC price Private placement Effect of Dilutive Securities	$2.10 $2.50 3%	$2.50 $3.00 19%	$2.44 $2.75 12%
Common Stock	$255,322	Market Approach	OTC price Private placement Effect of Dilutive Securities	$2.10 $3.00 3%	$2.50 $3.00 19%	$2.44 $2.75 12%
Warrants to Buy	$ 75,750	Market Approach	OTC price Private placement Effect of Dilutive Securities	$2.10 $3.00 3%	$2.50 $3.00 19%	$2.44 $2.75 12%

RENN Global Entrepreneurs Fund, Inc.
First Quarter Report
March 31, 2013 (unaudited)

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-13(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
1 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-Q RC
1 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-Q BB

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  RENN Global Entrepreneurs Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	May 29, 2013

By:	/s/ Kevin W. McAleer
Kevin W. McAleer
Acting Chief Financial Officer
Date:	May 29, 2013